Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Line Items]
Basic earnings per share (ordinary shares of 25p each), Earnings	£ 5,704	£ 6,032	£ 37,485
Diluted earnings per share, Earnings	£ 5,704	£ 6,032	£ 37,485
Basic earnings per share (ordinary shares of 25p each), Weighted average number of shares	2,284	2,285	2,044
Share options, Weighted average number of shares	7	7	7
Diluted earnings per share, Weighted average number of shares	2,291	2,292	2,051
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.497	£ 2.640	£ 18.339
Share options, Earnings per share pence	(0.007)	(0.008)	(0.063)
Diluted earnings per share, Earnings per share pence	£ 2.490	£ 2.632	£ 18.276